Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in real estate:
Investments in real estate at cost	$ 153,717	$ 153,565	$ 137,428
Accumulated depreciation	(13,110)	(12,283)	(9,304)
Investments in real estate, net	140,607	141,282	128,124
Cash and cash equivalents	2,728	2,533	1,107
Restricted cash	1,176	1,150	1,072
Accounts receivable and other assets	284	345	543
Intangible assets, net of accumulated amortization	157	274	0
Deferred costs, net of accumulated amortization	595	613	506
Total Assets	145,547	146,197	131,352
LIABILITIES AND EQUITY:
Mortgage indebtedness	92,413	92,413	82,175
Accounts payable and accrued expenses	1,770	1,986	1,529
Accrued interest payable	32	32	0
Dividends payable	504	499	240
Other liabilities	456	416	350
Total Liabilities	95,175	95,346	84,294
Stockholders' equity:
Preferred stock value	0	0	0
Common stock value	4	3	0
Additional paid-in capital	3,591	3,490	200
Retained earnings (accumulated deficit)	(448)	(401)	(113)
Total stockholders' equity	3,147	3,092	87
Non-controlling interest	47,225	47,759	46,971
Total Equity	50,372	50,851	47,058
Total Liabilities and Equity	$ 145,547	$ 146,197	$ 131,352